CONVERTIBLE NOTES (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands							12 Months Ended
	Nov. 08, 2022 CAD ($)	Nov. 08, 2022 USD ($)	Jun. 23, 2021 $ / shares	Jun. 23, 2021 $ / shares	Feb. 12, 2021 $ / shares	Jan. 20, 2021 $ / shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
CONVERTIBLE NOTES
Ending balance							$ 56,544
Transaction costs							$ 821	$ 608
Aggregate gross proceeds	$ 67,200	$ 50,000
Maturity term	36 months	36 months
Converison price per unit | $ / shares								$ 5
Number of share per unit | shares							1		1
Number of share warrants per unit | shares							1		1
Number of shares per each share warrant | shares							1		1
Exercise price of warrants | $ / shares									$ 5.70
Warrants term							24 months		24 months
Fair value of inception							$ 77,700		$ 57,800
Difference between the transaction price and the fair value							10,500		7,800
Accrued interest							$ 829		612
Shares issued for conversion debt (convertible bond) | shares							160,976	160,976
Share price per share | (per share)			$ 7.50	$ 9.22	$ 14.50	$ 14.50		$ 3.80
Minimum
CONVERTIBLE NOTES
Borrowings variable interest rate	4.00%	4.00%
Maximum
CONVERTIBLE NOTES
Borrowings variable interest rate	6.00%	6.00%
Host (amortized cost)
CONVERTIBLE NOTES
Ending balance							$ 49,817
Derivative
CONVERTIBLE NOTES
Ending balance							6,727
2022 - US$50 million convertible notes with Mitsui, Pallinghurst and Investissement Quebec
CONVERTIBLE NOTES
Issuance							66,383
Interest accretion							732
Fair value adjustment							(11,199)
Amortization							140
Foreign exchange							488
Ending balance							56,544		$ 50
2022 - US$50 million convertible notes with Mitsui, Pallinghurst and Investissement Quebec | Host (amortized cost)
CONVERTIBLE NOTES
Issuance							48,703
Interest accretion							732
Foreign exchange							382
Ending balance							49,817
2022 - US$50 million convertible notes with Mitsui, Pallinghurst and Investissement Quebec | Derivative
CONVERTIBLE NOTES
Issuance							20,453
Fair value adjustment							(11,199)
Foreign exchange							127
Ending balance							9,381
2022 - US$50 million convertible notes with Mitsui, Pallinghurst and Investissement Quebec | Deferred amount
CONVERTIBLE NOTES
Issuance.							(2,773)
Amortization							140
Foreign exchange							(21)
Ending balance.							$ (2,654)